Equity (Details 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt instruments at FVOCI
As of beginning of period	$ 6,962	$ 1,855
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	(17,775)	6,609
Recycling from other comprehensive income to income for the year	39,997	(1,502)
Available for sale investments
As of beginning of period			7,375
Gain (losses) on the re-measurement of available for sale investments, before tax			(10,384)
Recycling from other comprehensive income to income for the year			4,864
Subtotals			(5,520)
As of end of period	29,184
Cash flow hedges
As of beginning of period	9,803	(3,562)	2,288
Gains (losses) on the re-measurement of cash flow hedges, before tax	(49,163)	14,048	(5,850)
Recycling adjustments on cash flow hedges, before tax	(1,075)	(683)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction
Subtotals	(50,238)	13,365	(5,850)
As of end of period	(40,435)	9,803	(3,562)
Other comprehensive income, before taxes	(11,251)	16,765	(1,707)
Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	(7,756)	(1,810)
Income tax relating to available for sale investments			(473)
Income tax relating to cash flow hedges	10,918	(2,646)	908
Total	3,162	(4,456)	435
Other comprehensive income, net of tax	(8,089)	12,309	(1,272)
Attributable to:
Shareholders of the Bank	(8,856)	11,353	(2,312)
Non-controlling interest	$ 767	$ 956	$ 1,040